Equity	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Equity
Equity:

Share-based Compensation	December 31, 2017	December 31, 2016
Option Expense	$1,245	$1,414
DSU Expense	679	300
RSU Expense	1,201	1,310
	$3,125	$3,024

(a)	Share capital:
Authorized and issued:
Unlimited number of common shares, voting, without par value.
Unlimited number of preferred shares, issuable in series.
Private placement:
On August 18, 2016, the Corporation closed a private placement strategic equity investment with Zhongshan Broad-Ocean Motor Company Limited (“Broad Ocean”) of 17,250,000 common shares issued from treasury at $1.64083 per share for gross proceeds of $28,304,000.

Gross Broad-Ocean Offering proceeds (17,250,000 shares at $1.64083 per share)	$28,304
Less: Share issuance costs	(105)
Net Broad-Ocean Offering proceeds	$28,199

19.	Equity (cont'd):

(b)	Share Purchase Warrants:

	Exercise price of	Exercise price of	Total
Warrants Outstanding	$1.50	$2.00	Warrants
At January 1, 2016	122,563	1,675,000	1,797,563
Warrants exercised in 2016	—	—	—
At December 31, 2016	122,563	1,675,000	1,797,563
Warrants exercised in 2017	—	(1,012,500)	(1,012,500)
At December 31, 2017	122,563	662,500	785,063

During 2017, 1,012,500 warrants were exercised for an equal amount of common shares for net proceeds of $2,025,000. During 2016, nil warrants were exercised.
At December 31, 2017, 785,063 share purchase warrants were issued and outstanding (2016 – 1,797,563).

(c)	Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2016	5,505,500	$2.10
Options granted	1,363,315	1.34
Options exercised	(443,589)	1.12
Options forfeited	(583,827)	2.63
Options expired	(303,670)	4.77
At December 31, 2016	5,537,729	1.84
Options granted	1,498,776	2.21
Options exercised	(1,820,193)	1.99
Options forfeited	(277,839)	1.91
Options expired	(110,300)	2.31
At December 31, 2017	4,828,173	$2.01

19.	Equity (cont'd):

(c)	Share options (cont'd):
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 – $1.00	270,835	2.1	$0.97	270,835	$0.97
$1.19 – $1.68	1,454,715	4.4	1.40	609,291	1.41
$2.00 – $2.38	2,532,600	5.2	2.24	785,869	2.37
$2.97 – $3.45	570,023	3.9	3.09	441,947	3.00
	4,828,173	4.6	$2.01	2,107,942	$2.04

During 2017, 1,820,193 options were exercised for an equal amount of common shares for proceeds of $3,598,000. During 2016, net 435,287 options were exercised for an equal amount of common shares for net proceeds of $496,000, comprised of gross proceeds from 443,589 share option exercises of $508,000 partially offset by payment for 8,302 cancelled shares of $12,000.
During 2017, options to purchase 1,498,776 common shares were granted with a weighted average fair value of $1.09 (2016 – 1,363,315 options and $0.75 fair value). The granted options vest annually over three years.
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2017	2016
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	70%	77%
Risk-free interest rate	1%	1%

As at December 31, 2017, options to purchase 4,828,173 common shares were outstanding (2016 – 5,537,729). During 2017, compensation expense of $1,245,000 (2016 – $1,414,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.

(d)	Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. At December 31, 2017, there were 11,617,902 (2016 – 10,553,115) shares available to be issued under this plan.
During 2016 and 2017, no shares were issued under this plan and therefore no compensation expense was recorded against income.

19.	Equity (cont'd):

(e)	Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors may elect to receive all or part of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.

Balance	DSUs for common shares
At January 1, 2016	917,625
DSUs granted	481,095
DSUs exercised	(273,470)
At December 31, 2016	1,125,250
DSUs granted	87,682
DSUs exercised	(347,588)
At December 31, 2017	865,344

During 2017, $679,000 (2016 - $300,000) of compensation expense was recorded in net loss, of which $299,000 (2016 - $300,000) related to DSUs granted during the year. The remaining $380,000 (2016 - $nil) related to compensation expense expected to be earned for DSUs not yet issued.
During 2017, 347,588 DSUs (2016 – 273,470) were exercised which resulted in the issuance of 181,788 common shares (2016 – 146,211).
As at December 31, 2017, 865,344 deferred share units were outstanding (2016 – 1,125,250).

(f)	Restricted share units:
Restricted share units (“RSUs”) are granted to employees and executives. Each RSU is convertible into one common share. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria. A performance factor adjustment is made if there is an over-achievement of specified performance criteria, resulting in additional RSUs being converted.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan (note 20(d)) are satisfied by the issuance of treasury shares on maturity. Awards granted under the market purchase RSU Plan are satisfied by shares purchased on the open market by a trust established for that purpose. No common shares were repurchased in 2017 and 2016.

RSUs for common shares
At January 1, 2016	1,708,626
RSUs granted	820,247
RSUs exercised	(143,126)
RSUs forfeited	(912,339)
At December 31, 2016	1,473,408
RSUs granted	735,978
RSU performance factor adjustment	186,083
RSUs exercised	(560,677)
RSUs forfeited	(160,155)
At December 31, 2017	1,674,637

19.	Equity (cont'd):

(f)	Restricted share units (cont'd):
During 2017, 735,978 RSUs were issued (2016 – 820,247). The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant. During 2017, compensation expense of $1,201,000 (2016 - $1,310,000) was recorded in net loss.
During 2017, 560,677 RSUs (2016 – 143,126) were exercised which resulted in the issuance of 298,556 common shares (2016 – 80,945).
As at December 31, 2017, 1,674,637 RSUs were outstanding (2016 – 1,473,408).